UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     October 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $917,165 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO HLDG NV                SPONSORED ADR   000937102    38924   741000 SH       DEFINED 01             741000        0        0
ALCAN INC                       COM             013716105    27142   271000 SH       DEFINED 01             271000        0        0
ALCOA INC                       COM             013817101     3912   100000 SH       DEFINED 01             100000        0        0
BLACKROCK INC                   DBCV 2.625% 2/1 09247XAB7    21953 12500000 PRN      DEFINED 01           12500000        0        0
CLEAR CHANNEL COMMUNICATIONS    COM             184502102    31824   850000 SH       DEFINED 01             850000        0        0
COMCAST CORP NEW                CL A            20030N101    13178   545000 SH       DEFINED 01             545000        0        0
COMPUCREDIT CORP                NOTE 3.625% 5/3 20478NAB6     6005  7500000 PRN      DEFINED 01            7500000        0        0
DECODE GENETICS INC             NOTE 3.500% 4/1 243586AB0     8635 12500000 PRN      DEFINED 01           12500000        0        0
EMCORE CORP                     NOTE 5.500% 5/1 290846AC8    27598 19000000 PRN      DEFINED 01           19000000        0        0
GENERAL MTRS CORP               SENIOR DEBEN D  370442691    44832  1600000 SH       DEFINED 01            1600000        0        0
GENERAL MTRS CORP               COM             370442105      440  1000000 SH  CALL DEFINED 01                  0        0        0
GENERAL MTRS CORP               DEB SR CONV B   370442733   214090 10100000 SH       DEFINED 01           10100000        0        0
GREY WOLF INC                   FRNT 4/0        397888AF5    14289 11500000 PRN      DEFINED 01           11500000        0        0
HLTH CORPORATION                COM             40422Y101     2815   199000 SH       DEFINED 01             199000        0        0
INLAND REAL ESTATE CORP         NOTE 4.625%11/1 457461AB7    28305 30000000 PRN      DEFINED 01           30000000        0        0
INTERPUBLIC GROUP COS INC       COM             460690100     1799   173000 SH       DEFINED 01             173000        0        0
ISHARES INC                     MSCI JAPAN      464286848      150  1500000 SH  CALL DEFINED 01                  0        0        0
ISHARES TR                      20+ YR TRS BD   464287432      319  1300000 SH  CALL DEFINED 01                  0        0        0
ISOLAGEN INC                    NOTE 3.500%11/0 46488NAB9     3832  5000000 PRN      DEFINED 01            5000000        0        0
IVAX CORP                       NOTE 4.500% 5/1 465823AG7    96396 93350000 PRN      DEFINED 01           93350000        0        0
JAZZ TECHNOLOGIES INC           COM             47214E102      215    69000 SH       DEFINED 01              69000        0        0
OMNICOM GROUP INC               COM             681919106     6088   127000 SH       DEFINED 01             127000        0        0
OSCIENT PHARMACEUTICALS CORP    NOTE 3.500% 4/1 68812RAC9    12444 20000000 PRN      DEFINED 01           20000000        0        0
SIRIUS SATELLITE RADIO INC      NOTE 3.250%10/1 82966UAD5     5735  6000000 PRN      DEFINED 01            6000000        0        0
SIX FLAGS INC                   COM             83001P109     1384   400000 SH       DEFINED 01             400000        0        0
SOVEREIGN BANCORP INC           COM             845905108       43   900000 SH  CALL DEFINED 01                  0        0        0
SPDR TR                         UNIT SER 1      78462F103      475   500000 SH  PUT  DEFINED 01             500000        0        0
TELEPHONE & DATA SYS INC        COM             879433100      587     9000 SH       DEFINED 01               9000        0        0
TIME WARNER CABLE INC           CL A            88732J108    10473   319000 SH       DEFINED 01             319000        0        0
TRINITY INDS INC                NOTE 3.875% 6/0 896522AF6    75132 72500000 PRN      DEFINED 01           72500000        0        0
UAL CORP                        COM NEW         902549807      975   300000 SH  CALL DEFINED 01                  0        0        0
US BANCORP DEL                  COM NEW         902973304       25   500000 SH  CALL DEFINED 01                  0        0        0
US BANCORP DEL                  DBCV 9/2        902973AQ9   202594203000000 PRN      DEFINED 01          203000000        0        0
VION PHARMACEUTICALS INC        COM             927624106       75    97000 SH       DEFINED 01              97000        0        0
VORNADO RLTY L P                DBCV 3.625%11/1 929043AE7     9797 10000000 PRN      DEFINED 01           10000000        0        0
VORNADO RLTY TR                 DBCV 2.850% 3/1 929042AC3     4685  5000000 PRN      DEFINED 01            5000000        0        0